S-K 1604, De-SPAC Transaction	Aug. 12, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]	The board of directors of SPACSphere Acquisition Corp., a Cayman Islands exempted company (which will be de-registered in the Cayman Islands and transfer by way of continuation to Delaware and domesticate as a Delaware corporation prior to the closing (the “Closing”) of the Business Combination) (“SSAC”), has unanimously approved the transactions (collectively, the “Business Combination”) contemplated by that certain Business Combination Agreement, dated as of May 29, 2026 (as amended by that certain Amendment No. 1 to the Business Combination Agreement, dated as of October 15, 2026 ("Amendment No. 1"), and as the same may be further amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among SSAC, SPACSphere Merger Sub Inc., a Delaware corporation and a direct, wholly-owned subsidiary of SSAC (“Merger Sub”), and Mobilewalla Holdco, Inc., a Delaware corporation (“Mobilewalla”). A copy of the Business Combination Agreement and Amendment No. 1 is attached to this proxy statement/prospectus as Annex A. As described in this proxy statement/prospectus, SSAC’s shareholders are being asked to consider and vote upon each of the Domestication (as defined below) and the Business Combination, among other items. At Closing, SSAC will change its name from “SPACSphere Acquisition Corp.” to “Covariate, Inc.” and the post-combination company will herein be referred to as the “Combined Company.”
De-SPAC Transactions, Prospectus Summary [Line Items]
De-SPAC Prospectus Summary [Text Block]

This summary highlights selected information from this proxy statement/prospectus and does not contain all of the information that is important to you. To better understand the proposals to be submitted for a vote at the Shareholder Meeting, including the Business Combination Proposal, you should read this entire document carefully and in its entirety, including the Annexes and accompanying financial statements of SSAC and Mobilewalla. The Business Combination Agreement is the legal document that governs the Business Combination and the other transactions that will be undertaken in connection therewith. The Business Combination Agreement is attached hereto as Annex A and is also described in detail in this proxy statement/prospectus in the section titled “Proposal No. 1-The Business Combination Proposal-The Business Combination Agreement.” This proxy statement/prospectus also includes forward-looking statements that involve risks and uncertainties. See “Cautionary Note Regarding Forward-Looking Statements.”

De-SPAC, Background, Prospectus Summary [Text Block]

Summary of the Business Combination Agreement

Upon the terms and subject to the conditions of the Business Combination Agreement, in accordance with the DGCL, the DLLCA, and other applicable laws, following the Domestication, Merger Sub will merge with and into Mobilewalla (the “Merger”), with Mobilewalla being the surviving company in the merger (Mobilewalla, in its capacity as the surviving company of the Merger, the “Surviving Company”), and continuing as a direct, wholly-owned subsidiary of SSAC. At Closing, SSAC will change its name from “SPACSphere Acquisition Corp.” to “Covariate, Inc.” and the post-combination company will herein be referred to as the “Combined Company.”

Consideration Received under the Business Combination Agreement

Immediately prior to the Effective Time, the Mobilewalla Security Conversion and the Mobilewalla Warrant Event shall have been consummated.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share of common stock of Mobilewalla, par value $0.0001 per share (“Mobilewalla Common Stock”), issued and outstanding immediately prior to the Effective Time (but excluding Mobilewalla Cancelled Shares and Mobilewalla Dissenting Shares) will be converted into the right to receive a number of shares of Combined Company Common Stock (rounded up to the nearest whole share) equal to the quotient obtained by dividing 25,000,000 by the Mobilewalla Fully Diluted Capital Stock (as defined below) (the “Exchange Ratio”). “Mobilewalla Fully Diluted Capital Stock” means the sum of (i) the aggregate number of shares of Mobilewalla Common Stock issued and outstanding immediately prior to the Effective Time (following the conversion or exercise of the outstanding convertible notes, preferred stock, and warrants of Mobilewalla in accordance with the Business Combination Agreement, but excluding shares of Mobilewalla Common Stock held by Mobilewalla as treasury stock), plus (ii) the aggregate number of shares of Mobilewalla Common Stock issuable upon exercise of all vested and unvested options to purchase Mobilewalla Common Stock (the “Mobilewalla Options”) as of immediately prior to the Effective Time.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, each outstanding and unexercised Mobilewalla Option will automatically convert into an option to purchase a number of shares of Combined Company Common Stock equal to the number of shares of Mobilewalla Common Stock subject to such Mobilewalla Option immediately prior to the Effective Time multiplied by the Exchange Ratio at an exercise price per share equal to the exercise price per share of such Mobilewalla Option immediately prior to the Effective Time divided by the Exchange Ratio, subject to certain adjustments (the “Exchanged Option”). Except as provided in the Business Combination Agreement, the terms and conditions (including vesting and exercisability terms, as applicable) as were applicable to each former Mobilewalla Option immediately prior to the Effective Time will be applicable to the corresponding Exchanged Option.

Pursuant to the Business Combination Agreement, and subject to the approval of the SSAC Shareholders, SSAC will adopt a customary incentive equity plan that will provide that the Combined Company Common Stock reserved for issuance thereunder will be the aggregate of: (i) the number of shares equal to 20% of the fully-diluted Combined Company Common Stock outstanding immediately after the Closing, with customary evergreen provisions allowing for automatic annual increases not to exceed 5% annually; and (ii) the number of shares of Combined Company Common Stock reserved with respect to Exchanged Options under the existing Mobilewalla Equity Incentive Plan.

It is a condition of the consummation of the Business Combination that SSAC receive confirmation from Nasdaq that the Combined Company Common Stock and Combined Company Warrants to be issued in connection with the Business Combination have been conditionally approved for listing on Nasdaq, but there can be no assurance such listing condition will be met or that SSAC will obtain such approval from Nasdaq. It is important for you to know that, at the time of the Shareholder Meeting, SSAC may not have received from Nasdaq confirmation of the listing of the Combined Company Common Stock and Combined Company Warrants or that approval will be obtained prior to the consummation of the Business Combination. As a result, you may be asked to vote to approve the Business Combination and the other proposals included in this proxy statement/prospectus without such confirmation, and, further, it is possible that such confirmation may never be received, and the Business Combination could still be consummated if such condition is waived and therefore that the Combined Company Common Stock and Combined Company Warrants would not be listed on Nasdaq or any other nationally recognized securities exchange.

For additional information regarding the consideration payable under the Business Combination Agreement, see the section in this proxy statement/prospectus entitled “Proposal No. 1-The Business Combination Proposal-The Business Combination Agreement-Consideration to be Received in the Business Combination.”

Organizational Structure

The diagram below depicts a simplified version of our organizational structure immediately before and immediately following the completion of the Domestication, the Merger and the Business Combination. Refer to the section titled “Equity Ownership Upon Closing” for more information regarding outstanding equity securities of Mobilewalla and their treatment in the Business Combination.

SSAC before the Business Combination

Simplified Organizational Structure after giving effect to the Domestication, Merger and Business Combination

The parties agreed to structure the Business Combination in this manner for tax and other business purposes, and we do not believe that our organizational structure will give rise to any significant business or strategic benefit or detriment. See the section titled “Risk Factors-Risks Related to SSAC, the Business Combination and the Company” for additional information on our organizational structure.

De-SPAC, Material Terms, Prospectus Summary [Text Block]

Summary of the Business Combination Agreement

Upon the terms and subject to the conditions of the Business Combination Agreement, in accordance with the DGCL, the DLLCA, and other applicable laws, following the Domestication, Merger Sub will merge with and into Mobilewalla (the “Merger”), with Mobilewalla being the surviving company in the merger (Mobilewalla, in its capacity as the surviving company of the Merger, the “Surviving Company”), and continuing as a direct, wholly-owned subsidiary of SSAC. At Closing, SSAC will change its name from “SPACSphere Acquisition Corp.” to “Covariate, Inc.” and the post-combination company will herein be referred to as the “Combined Company.”

Consideration Received under the Business Combination Agreement

Immediately prior to the Effective Time, the Mobilewalla Security Conversion and the Mobilewalla Warrant Event shall have been consummated.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share of common stock of Mobilewalla, par value $0.0001 per share (“Mobilewalla Common Stock”), issued and outstanding immediately prior to the Effective Time (but excluding Mobilewalla Cancelled Shares and Mobilewalla Dissenting Shares) will be converted into the right to receive a number of shares of Combined Company Common Stock (rounded up to the nearest whole share) equal to the quotient obtained by dividing 25,000,000 by the Mobilewalla Fully Diluted Capital Stock (as defined below) (the “Exchange Ratio”). “Mobilewalla Fully Diluted Capital Stock” means the sum of (i) the aggregate number of shares of Mobilewalla Common Stock issued and outstanding immediately prior to the Effective Time (following the conversion or exercise of the outstanding convertible notes, preferred stock, and warrants of Mobilewalla in accordance with the Business Combination Agreement, but excluding shares of Mobilewalla Common Stock held by Mobilewalla as treasury stock), plus (ii) the aggregate number of shares of Mobilewalla Common Stock issuable upon exercise of all vested and unvested options to purchase Mobilewalla Common Stock (the “Mobilewalla Options”) as of immediately prior to the Effective Time.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, each outstanding and unexercised Mobilewalla Option will automatically convert into an option to purchase a number of shares of Combined Company Common Stock equal to the number of shares of Mobilewalla Common Stock subject to such Mobilewalla Option immediately prior to the Effective Time multiplied by the Exchange Ratio at an exercise price per share equal to the exercise price per share of such Mobilewalla Option immediately prior to the Effective Time divided by the Exchange Ratio, subject to certain adjustments (the “Exchanged Option”). Except as provided in the Business Combination Agreement, the terms and conditions (including vesting and exercisability terms, as applicable) as were applicable to each former Mobilewalla Option immediately prior to the Effective Time will be applicable to the corresponding Exchanged Option.

Pursuant to the Business Combination Agreement, and subject to the approval of the SSAC Shareholders, SSAC will adopt a customary incentive equity plan that will provide that the Combined Company Common Stock reserved for issuance thereunder will be the aggregate of: (i) the number of shares equal to 20% of the fully-diluted Combined Company Common Stock outstanding immediately after the Closing, with customary evergreen provisions allowing for automatic annual increases not to exceed 5% annually; and (ii) the number of shares of Combined Company Common Stock reserved with respect to Exchanged Options under the existing Mobilewalla Equity Incentive Plan.

It is a condition of the consummation of the Business Combination that SSAC receive confirmation from Nasdaq that the Combined Company Common Stock and Combined Company Warrants to be issued in connection with the Business Combination have been conditionally approved for listing on Nasdaq, but there can be no assurance such listing condition will be met or that SSAC will obtain such approval from Nasdaq. It is important for you to know that, at the time of the Shareholder Meeting, SSAC may not have received from Nasdaq confirmation of the listing of the Combined Company Common Stock and Combined Company Warrants or that approval will be obtained prior to the consummation of the Business Combination. As a result, you may be asked to vote to approve the Business Combination and the other proposals included in this proxy statement/prospectus without such confirmation, and, further, it is possible that such confirmation may never be received, and the Business Combination could still be consummated if such condition is waived and therefore that the Combined Company Common Stock and Combined Company Warrants would not be listed on Nasdaq or any other nationally recognized securities exchange.

For additional information regarding the consideration payable under the Business Combination Agreement, see the section in this proxy statement/prospectus entitled “Proposal No. 1-The Business Combination Proposal-The Business Combination Agreement-Consideration to be Received in the Business Combination.”

Organizational Structure

The diagram below depicts a simplified version of our organizational structure immediately before and immediately following the completion of the Domestication, the Merger and the Business Combination. Refer to the section titled “Equity Ownership Upon Closing” for more information regarding outstanding equity securities of Mobilewalla and their treatment in the Business Combination.

SSAC before the Business Combination

Simplified Organizational Structure after giving effect to the Domestication, Merger and Business Combination

The parties agreed to structure the Business Combination in this manner for tax and other business purposes, and we do not believe that our organizational structure will give rise to any significant business or strategic benefit or detriment. See the section titled “Risk Factors-Risks Related to SSAC, the Business Combination and the Company” for additional information on our organizational structure.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	In particular, when you consider the recommendation regarding these proposals by the board of directors of SSAC, you should keep in mind that the Sponsor and SSAC’s directors and officers have interests in the Business Combination that are different from or in addition to, or may conflict with, your interests as a shareholder. For instance, the Sponsor, SSAC’s officers and directors and/or their affiliates will benefit from the completion of a business combination and may be incentivized to complete an acquisition of a less favorable target company or on terms less favorable to shareholders rather than liquidating SSAC. See “Proposal No. 1-The Business Combination Proposal-Interests of Certain Persons in the Business Combination” and “Proposal No. 1-The Business Combination Proposal-Conflicts of Interest and Waiver of Corporate Opportunity Doctrine” for a further discussion of these considerations.
De-SPAC Transactions, Dilution [Line Items]
De-SPAC, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Business Combination itself):

	No	25%	50%	75%	Maximum
	Redemptions(1)	Redemptions(2)	Redemptions(3)	Redemptions(4)	Redemptions(5)
Net tangible book value at June 30, 2026(6)	$(12,631,535)	$(12,631,535)	$(12,631,535)	$(12,631,535)	$(12,631,535)
Increase in net tangible book value for funds released from trust (7)	$175,965,841	$131,974,381	$87,982,922	$43,991,460	$—
Decrease in net tangible book value for transaction expenses	$(3,050,000)	$(3,050,000)	$(3,050,000)	$(3,050,000)	$(3,050,000)
Increase in net tangible book value for reduced underwriting fee based on 7% of funds in trust	$—	$3,018,750	$6,037,500	$9,056,250	$12,075,000
As adjusted net tangible book (deficit) value at June 30, 2026	$160,284,306	$119,311,596	$78,338,887	$37,366,175	$(3,606,535)
Issued and outstanding shares of Sponsor and affiliates(8)	6,797,994	6,797,994	6,797,994	6,797,994	6,797,994
Issued and outstanding shares of Public Shareholders(9)	17,250,000	12,937,500	8,625,000	4,312,500	—
Issuance of Ordinary Shares for conversion of rights into Ordinary Shares(10)	3,505,893	3,505,893	3,505,893	3,505,893	3,505,893
As adjusted issued and outstanding shares as of June 30, 2026	27,553,887	23,241,387	18,928,887	14,616,387	10,303,887
Initial offering price per share	$10	$10	$10	$10	$10
Net tangible book (deficit) value per share as adjusted	$5.82	$5.13	$4.14	$2.56	$(0.35)
Dilution to Public Shareholders	$(4.18)	$(4.87)	$(5.86)	$(7.44)	$(10.35)
Equalizing company value(10)(11)	240,479,940	197,354,940	154,229,940	111,104,940	67,979,940

(1)
Assumes no Public Shareholder exercises redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account.
(2)
Assumes that Public Shareholders holding 4,312,500 Public Shares exercise their redemption rights for an aggregate payment of approximately $43.99 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(3)
Assumes that Public Shareholders holding 8,625,000 Public Shares exercise their redemption rights for an aggregate payment of approximately $87.98 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(4)
Assumes that Public Shareholders holding 12,937,500 Public Shares exercise their redemption rights for an aggregate payment of approximately $131.97 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(5)
Assumes that the Public Shareholders exercise their redemption rights for all 17,250,000 Public Shares for an aggregate payment of approximately $175.97 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account. The maximum redemption amount reflects the maximum number of Public Shares that can be redeemed.
(6)
The net tangible book value at June 30, 2026 was calculated as SSAC’s total assets of $175.44 million minus total liabilities of $13.17 million minus temporary equity of $174.90 million.
(7)
Includes $1.07 million in interest earned in the Trust Account subsequent to June 30, 2026 through August 31, 2026.
(8)
Excludes 55,893 shares issuable pursuant to the Sponsor-held SSAC Rights issued in the private placement.
(9)
Excludes 3,450,000 shares issuable pursuant to SSAC Rights issued in the IPO.
(10)
Includes 55,893 Ordinary Shares issuable upon conversion of the private placement rights held by the Sponsor and 3,450,000 Ordinary Shares issuable upon conversion of public rights issued in the IPO described in notes 8 and 9 above.
(11)
Represents the implied total equity value allocated to the Combined Company shares across each redemption scenario. “Equalizing company value” is calculated as the product of (a) the total as-adjusted issued and outstanding Combined Company shares following the Business Combination under each scenario (27,553,887, 23,241,387, 18,928,887, 14,616,387, and 10,303,887 shares, respectively) and (b) the deemed value of $10.00 per share (reflecting the per-share initial offering price and redemption value baseline), minus $35,058,930 attributable to the issuance of Ordinary Shares upon conversion of rights.

De-SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The following table presents the net tangible book value per share at various redemption levels assuming various sources of material probable dilution (but excluding the effects of the Business Combination itself):

	No	25%	50%	75%	Maximum
	Redemptions(1)	Redemptions(2)	Redemptions(3)	Redemptions(4)	Redemptions(5)
Net tangible book value at June 30, 2026(6)	$(12,631,535)	$(12,631,535)	$(12,631,535)	$(12,631,535)	$(12,631,535)
Increase in net tangible book value for funds released from trust (7)	$175,965,841	$131,974,381	$87,982,922	$43,991,460	$—
Decrease in net tangible book value for transaction expenses	$(3,050,000)	$(3,050,000)	$(3,050,000)	$(3,050,000)	$(3,050,000)
Increase in net tangible book value for reduced underwriting fee based on 7% of funds in trust	$—	$3,018,750	$6,037,500	$9,056,250	$12,075,000
As adjusted net tangible book (deficit) value at June 30, 2026	$160,284,306	$119,311,596	$78,338,887	$37,366,175	$(3,606,535)
Issued and outstanding shares of Sponsor and affiliates(8)	6,797,994	6,797,994	6,797,994	6,797,994	6,797,994
Issued and outstanding shares of Public Shareholders(9)	17,250,000	12,937,500	8,625,000	4,312,500	—
Issuance of Ordinary Shares for conversion of rights into Ordinary Shares(10)	3,505,893	3,505,893	3,505,893	3,505,893	3,505,893
As adjusted issued and outstanding shares as of June 30, 2026	27,553,887	23,241,387	18,928,887	14,616,387	10,303,887
Initial offering price per share	$10	$10	$10	$10	$10
Net tangible book (deficit) value per share as adjusted	$5.82	$5.13	$4.14	$2.56	$(0.35)
Dilution to Public Shareholders	$(4.18)	$(4.87)	$(5.86)	$(7.44)	$(10.35)
Equalizing company value(10)(11)	240,479,940	197,354,940	154,229,940	111,104,940	67,979,940

(1)
Assumes no Public Shareholder exercises redemption rights with respect to their Public Shares for a pro rata share of the funds in the Trust Account.
(2)
Assumes that Public Shareholders holding 4,312,500 Public Shares exercise their redemption rights for an aggregate payment of approximately $43.99 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(3)
Assumes that Public Shareholders holding 8,625,000 Public Shares exercise their redemption rights for an aggregate payment of approximately $87.98 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(4)
Assumes that Public Shareholders holding 12,937,500 Public Shares exercise their redemption rights for an aggregate payment of approximately $131.97 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account.
(5)
Assumes that the Public Shareholders exercise their redemption rights for all 17,250,000 Public Shares for an aggregate payment of approximately $175.97 million (based on the estimated per-share redemption price of approximately $10.20 per share) from the Trust Account. The maximum redemption amount reflects the maximum number of Public Shares that can be redeemed.
(6)
The net tangible book value at June 30, 2026 was calculated as SSAC’s total assets of $175.44 million minus total liabilities of $13.17 million minus temporary equity of $174.90 million.
(7)
Includes $1.07 million in interest earned in the Trust Account subsequent to June 30, 2026 through August 31, 2026.
(8)
Excludes 55,893 shares issuable pursuant to the Sponsor-held SSAC Rights issued in the private placement.
(9)
Excludes 3,450,000 shares issuable pursuant to SSAC Rights issued in the IPO.
(10)
Includes 55,893 Ordinary Shares issuable upon conversion of the private placement rights held by the Sponsor and 3,450,000 Ordinary Shares issuable upon conversion of public rights issued in the IPO described in notes 8 and 9 above.
(11)
Represents the implied total equity value allocated to the Combined Company shares across each redemption scenario. “Equalizing company value” is calculated as the product of (a) the total as-adjusted issued and outstanding Combined Company shares following the Business Combination under each scenario (27,553,887, 23,241,387, 18,928,887, 14,616,387, and 10,303,887 shares, respectively) and (b) the deemed value of $10.00 per share (reflecting the per-share initial offering price and redemption value baseline), minus $35,058,930 attributable to the issuance of Ordinary Shares upon conversion of rights.

Additional Sources of Potential Dilution

The table above excludes other potential sources of dilution that may occur in connection with or subsequent to the Business Combination, including:

•
Potential PIPE Financing: Under the terms of the Business Combination Agreement, SSAC and Mobilewalla have agreed to use their commercially reasonable efforts to negotiate and enter into subscription agreements with prospective investors to consummate a private placement of Class A Ordinary Shares (or securities convertible into or exercisable for Class A Ordinary Shares) for aggregate gross proceeds of up to $30.0 million (the “PIPE Financing”).
•
Assuming a purchase price of $10.00 per Class A Ordinary Share, the PIPE Financing would result in the issuance of up to 3,000,000 additional Class A Ordinary Shares.
•
If the PIPE Financing is fully consummated at $10.00 per Class A Ordinary Share, the ownership percentages of Public Shareholders, the Sponsor, and Mobilewalla stockholders will be diluted accordingly. The dilution per share to Public Shareholders under each redemption scenario would increase/change to reflect the additional cash proceeds net of transaction expenses and the higher post-combination share count.